Long-Term Investments - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2016 USD ($) Securities	Dec. 31, 2016 CNY (¥) Securities	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investment [Line Items]
Cost method investments			$ 8,078,000			¥ 56,087,000			¥ 48,696,000
Investment income			743,000	¥ 5,160,000
Investment in an equity investee, addition				49,000,000
Cost of investment						150,000,000			¥ 101,000,000
Cost-method Investments
Investment [Line Items]
Cost method investments			880,000			¥ 6,109,000
Investment income			743,000	¥ 5,160,000
Impairment of investment | $			$ 0
Number of investment securities sold | Securities			1	1
Yizhuang Venture Investment Fund
Investment [Line Items]
Impairment of investment				¥ 0
Equity interest, percentage			27.694%		27.694%	27.694%			27.694%	27.694%
Investment in an equity investee, addition	¥ 50,500,000	¥ 50,500,000
Cost of investment						¥ 101,000,000			¥ 101,000,000	¥ 101,000,000
Unis Tech
Investment [Line Items]
Equity interest, percentage							49.00%	49.00%
Investment in an equity investee, addition				¥ 49,000,000
Cost of investment						¥ 49,000,000	$ 7,057,000	¥ 49,000,000